Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	CAP to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average CAP to Non-PEO NEOs ($) (4)	Total Shareholder Return (TSR) ($) (5)	Peer Group TSR ($) (5)	Net (Loss) Income ($ in millions) (6)
2023	225,167	225,167	3,567,542	5,552,039	68.24	168.04	(738)
2022	751,221	751,221	4,472,309	(3,451,909)	36.38	138.26	(1,331)
2021	227,271	227,271	5,650,305	2,656,235	210.16	202.49	(131)
2020	83,274	83,274	2,908,692	12,560,893	249.84	141.63	185

Named Executive Officers, Footnote	Mr. Shah was the PEO for all four (4) years in the table. Represents the average Summary Compensation Table totals for NEOs other than Mr. Shah. For 2023, Messrs. Conine, Blotner, Netzer and Oblak and Mses. Gulliver and Tan were the Non-PEO NEOs. For 2022, Messrs. Conine, Fleisher, Netzer and Oblak and Mses. Gulliver and Tan were the Non-PEO NEOs and for 2021 and 2020, Messrs. Conine, Fleisher, Macri, Miller, Netzer and Oblak were the Non-PEO NEOs.
Peer Group Issuers, Footnote	For purposes of calculating peer group TSR, we utilized the S&P Retail Select Industry Index. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR is determined based on the value of an initial fixed investment of $100 in our Class A common stock measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table, assuming the reinvestment of any dividends.
PEO Total Compensation Amount	$ 225,167	$ 751,221	$ 227,271	$ 83,274
PEO Actually Paid Compensation Amount	$ 225,167	751,221	227,271	83,274
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the dollar amount reported in the “Total” column of the Summary Compensation Table to determine CAP, as reported in the “pay versus performance” table above. For the fiscal years presented, however, Mr. Shah did not have compensation which required adjustments from his Summary Compensation Table Total to calculate CAP, and therefore his Summary Compensation Table Total and CAP are the same:

Year	Summary Compensation Table Total for PEO ($)	Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	CAP to PEO ($)
2023	225,167	—	—	225,167
2022	751,221	—	—	751,221
2021	227,271	—	—	227,271
2020	83,274	—	—	83,274

Non-PEO NEO Average Total Compensation Amount	$ 3,567,542	4,472,309	5,650,305	2,908,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,552,039	(3,451,909)	2,656,235	12,560,893
Adjustment to Non-PEO NEO Compensation Footnote	Represents CAP for NEOs other than Mr. Shah. The amounts shown do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with SEC rules, the following adjustments were made to Average Summary Compensation Table Totals for the Non-PEO NEOs for each year to determine the Average CAP to the Non-PEO NEOs:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($) (b)	Average CAP to Non-PEO NEOs ($)
2023	3,567,542	(3,325,344)	6,371,810	5,552,039
2022	4,472,309	(4,240,052)	(4,420,998)	(3,451,909)
2021	5,650,305	(5,418,746)	2,909,611	2,656,235
2020	2,908,692	(2,681,909)	14,800,932	12,560,893
(a) Represents the grant date fair value of equity-based awards, as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the following: (i) adding the year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the fiscal year; (ii) adding the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) adding, for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) adding, for awards granted in prior fiscal years for which all vesting conditions were satisfied as of the end of the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); and (v) subtracting, for awards granted in prior fiscal years that failed to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values for these equity award adjustments did not materially differ from those disclosed at the time of grant. Accordingly, the amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards ($) (i)	Change in Fair Value as of Year End for Prior Year Awards Outstanding as of Year End ($) (ii)	Value as of Vesting Date for Current Year Awards That Vested in the Year ($) (iii)	Change in Value as of Vesting Date for Prior Year Awards that Vested in the Year ($) (iv)	Value as of Prior Year-End of Equity Awards Forfeited in the Year ($) (v)	Total Equity Award Adjustments ($)
2023	1,605,557	795,237	3,266,931	704,085	—	6,371,810
2022	1,752,044	(3,845,884)	596,942	(2,924,100)	—	(4,420,998)
2021	2,245,369	(1,118,208)	709,955	1,862,830	(790,335)	2,909,611
2020	2,201,648	7,566,897	1,759,741	3,272,646	—	14,800,932

Compensation Actually Paid vs. Total Shareholder Return	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and TSR for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Compensation Actually Paid vs. Net Income	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and our net (loss) income for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Compensation Actually Paid vs. Company Selected Measure	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and our net (loss) income for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Total Shareholder Return Amount	$ 68.24	36.38	210.16	249.84
Peer Group Total Shareholder Return Amount	168.04	138.26	202.49	141.63
Net Income (Loss)	$ (738,000,000)	(1,331,000,000)	(131,000,000)	185,000,000
PEO Name	Mr. Shah
Additional 402(v) Disclosure	Represents net (loss) income, as reflected in the company’s audited financial statements included in our annual report on Form 10-K.
PEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Adjustments, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,325,344)	(4,240,052)	(5,418,746)	(2,681,909)
Non-PEO NEO | Adjustments, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,371,810	(4,420,998)	2,909,611	14,800,932
Non-PEO NEO | Equity Awards Value, Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,605,557	1,752,044	2,245,369	2,201,648
Non-PEO NEO | Equity Awards Granted During The Prior Years, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	795,237	(3,845,884)	(1,118,208)	7,566,897
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,266,931	596,942	709,955	1,759,741
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	704,085	(2,924,100)	1,862,830	3,272,646
Non-PEO NEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ (790,335)	$ 0